INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details 1Abstract
Net income before income taxes	$ (2,968)	$ 2,064	$ 5,436
Net loss from discontinued operations before income taxes	(29,126)	(31)	(143)
Net income (loss) before income taxes	$ (32,094)	$ 2,033	$ 5,293
Combined statutory tax rate	27.00%	27.00%	26.00%
Income tax expense (recovery) at the Canadian statutory rate	$ (8,665)	$ 549	$ 1,376
Reconciling items:
Effect of difference in foreign tax rates	(120)	48	285
Non-deductible/non-taxable items	6,449	(121)	602
Change in unrecognized deductible temporary differences	1,263	(257)	1,086
Impact of foreign exchange	222	915	(491)
Special mining duties	231	117	511
Impact of change of tax rates			(322)
Revisions to estimates	58	(368)	(248)
Share issue costs	(174)	(231)
Other items	103	(245)	(106)
Income tax expense recognized in the year	$ (633)	$ 407	$ 2,771